General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023

Payroll and related benefits (including share-based compensation)	2,427	1,624	1,886
Professional services	1,895	1,955	1,996
Others	207	176	284
	4,529	3,755	4,166